Provisions and Other Liabilities - Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of net defined benefit liability (asset) [Line Items]
Pre-funded obligations	€ (53)	€ (30)	€ (49)
Non-current provisions and other non-current liabilities	9,154	8,834	9,169	€ 9,578
Actuarial losses/(gains) due to changes in financial assumptions	28	106	(652)
Pensions and Other Post-employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	4,347	4,259
Pre-funded obligations	53	30	49
Non-current provisions and other non-current liabilities	3,959	4,377	4,308
Current service cost	233	216	262
Past service cost	33	(2)	18
Interest cost	(87)	(108)	(108)
(Gains)/losses on plan settlements not specified in the terms of the plan	(20)	2
Administration costs and taxes paid during the period	9	9	13
Actuarial (gains)/losses on plan curtailments	2	(52)	(39)
Contributions from plan members	(6)	(3)	(4)
Expense recognized directly in profit or loss	338	278	358
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	30	109	(650)
Expense/(gain) for the period	368	387	(292)
End of period	3,906	4,347	4,259
Pensions and Other Post-employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	13,088	12,825	13,302
Reclassification of the Animal Health business			(266)
Current service cost	233	216	262
Interest cost	293	359	362
Actuarial losses/(gains) due to changes in demographic assumptions	(74)	(71)	(37)
Actuarial losses/(gains) due to changes in financial assumptions	543	928	(679)
Actuarial losses/(gains) due to experience adjustments	61	(18)	(13)
Plan amendments	33	(2)	18
Plan curtailments	2	(52)	(39)
Plan settlements specified in the terms of the plan	(108)	(49)	(61)
Plan settlements not specified in the terms of the plan	(90)	(254)	(6)
Benefits paid	(574)	(531)	(556)
Changes in scope of consolidation and transfers	145	71	36
Currency translation differences	(540)	(334)	502
End of period	13,012	13,088	12,825
Pensions and Other Post-employment Benefits [Member] | Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	8,741	8,566	8,488
Reclassification of the Animal Health business			(208)
Interest cost	(206)	(251)	(254)
Difference between actual return and interest income on plan assets	501	730	(79)
Administration costs and taxes paid during the period	(9)	(9)	(13)
Plan settlements specified in the terms of the plan	109	49	61
Plan settlements not specified in the terms of the plan	70	256	6
Contributions from plan members	6	3	4
Employer's contributions	582	168	225
Benefits paid	(424)	(405)	(415)
Changes in scope of consolidation and transfers	66	86
Currency translation differences	(384)	(344)	377
End of period	€ 9,106	€ 8,741	€ 8,566